Additional Information - Financial Statement Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF OPERATIONS
Net sales	$ 1,296,654,938	$ 2,047,901,576	$ 1,857,689,274
Operating expenses
Selling expenses	118,885,352	100,427,110	75,677,623
General and administrative expenses	176,719,139	157,128,736	72,710,154
Research and development expenses	26,510,457	44,120,473	18,624,846
Total operating expenses	322,114,946	301,676,319	167,012,623
Loss from operations	(264,871,625)	30,965,559	417,348,437
Interest expense	(51,886,930)	(35,020,940)	(33,952,126)
Interest income	8,551,539	3,056,185	2,590,210
Other income, net	6,797,196	9,316,434	215,692
Income (loss) before income taxes	(291,960,599)	(30,510,623)	359,522,178
Income tax expense	25,405,072	(7,309,619)	(48,069,198)
Net income (loss) attributable to Trina Solar Limited shareholders	(266,555,392)	(37,820,093)	311,452,980
Entities with net asset distribution restrictions
STATEMENTS OF OPERATIONS
Net sales			331,563
Operating expenses
Selling expenses	910,494	948,195	1,957,545
General and administrative expenses	6,885,314	11,108,266	10,760,015
Research and development expenses	302,249	573,646	438,181
Total operating expenses	8,098,057	12,630,107	13,155,741
Loss from operations	(8,098,057)	(12,630,107)	(12,824,178)
Interest expense	(4,213,686)	(7,606,120)	(9,419,771)
Interest income	1,604,065	264,533	291,006
Equity in earnings (loss) of subsidiaries	(261,348,842)	(20,189,689)	331,756,996
Other income, net	5,501,128	2,341,290	1,650,607
Income (loss) before income taxes	(266,555,392)	(37,820,093)	311,454,660
Income tax expense			(1,680)
Net income (loss) attributable to Trina Solar Limited shareholders	$ (266,555,392)	$ (37,820,093)	$ 311,452,980